UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, April 2, 2008

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $148,240 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------  ------   ------  ------
3M CO                          COM                88579Y101     4127    52145 SH       SOLE                 51825             320
ABBOTT LABS                    COM                002824100     6158   111666 SH       SOLE                111066             600
AFLAC INC                      COM                001055102     6857   105574 SH       SOLE                104849             725
APACHE CORP                    COM                037411105      501     4150 SH       SOLE                  4150               0
AUTOMATIC DATA PROCESSING IN   COM                053015103     4860   114645 SH       SOLE                113595            1050
BCE INC                        COM NEW            05534B760     4383   129957 SH       SOLE                129247             710
BP PLC                         SPONSORED ADR      055622104      243     4000 SH       SOLE                  4000               0
COCA COLA CO                   COM                191216100     5216    85693 SH       SOLE                 85208             485
CONOCOPHILLIPS                 COM                20825C104     6148    80670 SH       SOLE                 80183             487
DEVON ENERGY CORP NEW          COM                25179M103     5647    54131 SH       SOLE                 53741             390
DIAGEO P L C                   SPON ADR NEW       25243Q205     4654    57228 SH       SOLE                 56928             300
ENCANA CORP                    COM                292505104     4896    64637 SH       SOLE                 64197             440
EQUITABLE RES INC              COM                294549100     5054    85801 SH       SOLE                 85361             440
GENERAL ELECTRIC CO            COM                369604103      204     5500 SH       SOLE                  5500               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105     4478   105549 SH       SOLE                104949             600
JOHNSON & JOHNSON              COM                478160104     5666    87347 SH       SOLE                 86822             525
LABORATORY CORP AMER HLDGS     COM NEW            50540R409     6577    89270 SH       SOLE                 88630             640
ISHARES INC                    MSCI JAPAN         464286848    14296  1155672 SH       SOLE               1149722            5950
NEWMONT MINING CORP            COM                651639106      442     9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108     6351    87961 SH       SOLE                 87351             610
PROVIDENT ENERGY TR            TR UNIT            74386K104      239    22500 SH       SOLE                 22500               0
SIGMA ALDRICH CORP             COM                826552101     7980   133784 SH       SOLE                132734            1050
SPECTRA ENERGY CORP            COM                847560109     4076   179170 SH       SOLE                177795            1375
SYSCO CORP                     COM                871829107     7148   246325 SH       SOLE                244575            1750
SOUTHERN CO                    COM                842587107     4138   116205 SH       SOLE                115555             650
UNITED PARCEL SERVICE INC      CL B               911312106     5257    71995 SH       SOLE                 71420             575
VARIAN MED SYS INC             COM                92220P105     5345   114120 SH       SOLE                113345             775
VERIZON COMMUNICATIONS         COM                92343V104     5539   151970 SH       SOLE                151095             875
WALGREEN CO                    COM                931422109     4757   124889 SH       SOLE                123714            1175
WASTE MGMT INC DEL             COM                94106L109     3892   115977 SH       SOLE                115307             670
WATERS CORP                    COM                941848103     3109    55820 SH       SOLE                 55390             430